Loans, borrowings, leases, cash and cash equivalents and short-term investments - Reconciliation of debt to cash flows arising from financing activities (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Loans and borrowings
Loans and borrowings at beginning of the period			$ 13,360
Additions	$ 10		300	$ 5,000
Payments	(179)	$ (116)	(1,412)	$ (491)
Interest paid			(426)
Cash flow from financing activities			(1,538)
Effect of exchange rate			(7)
Interest accretion			339
Non-cash changes			332
Loans and borrowings at end of the period	12,154		12,154
Expenses with the redemption			63
Quoted in the secondary market
Loans and borrowings
Loans and borrowings at beginning of the period			9,046
Payments			(922)
Interest paid			(279)
Cash flow from financing activities			(1,201)
Effect of exchange rate			(50)
Interest accretion			222
Non-cash changes			172
Loans and borrowings at end of the period	8,017		8,017
Debt contracts in Brazil
Loans and borrowings
Loans and borrowings at beginning of the period			959
Payments			(269)
Interest paid			(79)
Cash flow from financing activities			(348)
Effect of exchange rate			(153)
Interest accretion			63
Non-cash changes			(90)
Loans and borrowings at end of the period	521		521
Debt contracts in the international markets
Loans and borrowings
Loans and borrowings at beginning of the period			3,355
Additions			300
Payments			(221)
Interest paid			(68)
Cash flow from financing activities			11
Effect of exchange rate			196
Interest accretion			54
Non-cash changes			250
Loans and borrowings at end of the period	$ 3,616		$ 3,616